Accrued Liabilities	12 Months Ended
Dec. 25, 2010
Accrued Liabilities [Abstract]
Accrued Liabilities
Note 5: Accrued Liabilities

(in millions)	2010	2009
Income taxes payable	$18.4	$15.3
Compensation and employee benefits	96.4	94.9
Advertising and promotion	72.6	70.6
Taxes other than income taxes	26.7	20.6
Pensions	4.3	3.5
Post-retirement benefit	3.2	3.5
Dividends payable	18.7	15.7
Foreign currency and interest rate swap contracts	17.7	18.8
Other	87.4	75.0
Total accrued liabilities	$345.4	$317.9

(In millions)	2010	2009
Post-retirement benefit	$33.4	$34.9
Pensions	115.6	107.5
Income taxes	17.4	28.8
Long-term deferred income tax	81.9	72.4
Long-term interest rate swap contracts	23.1	26.6
Other	27.4	24.2
Total other liabilities	$298.8	$294.4